Short-term loans (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of short-term loans [line items]
Short-term loans	¥ 91,896,725	¥ 66,311,160
Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 775,945	¥ 1,614,700
Annual interest rate	2.00%-4.24%	2.85%-4.77%
Secured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 439,754	¥ 49,455
Annual interest rate	2.35%-4.96%	3.15%-3.96%
Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 21,765,522	¥ 13,093,783
Annual interest rate	2.55%-4.35%	2.15%-4.75%
Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 68,767,248	¥ 51,441,800
Annual interest rate	2.80%-4.35%	2.30%-4.37%
Unsecured [member] | US$ [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans		¥ 111,422		$ 17,076
Annual interest rate	—	4.90%
Unsecured [member] | PKR [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 148,256		$ 4,100,000
Annual interest rate	11.35%	—